As filed with the Securities and Exchange Commission on September 2, 2022

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07717

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end:      December 31

Date of reporting period:    June 30, 2022

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA VARIABLE FUNDS

TRANSAMERICA ASSET

ALLOCATION VARIABLE FUNDS

Semi-Annual Report

June 30, 2022

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2022

This report is not to be construed as an offering for sale of any contracts participating in the Subaccounts (Series) of the Transamerica Variable Funds or the Transamerica Asset Allocation Variable Funds, or as a solicitation of an offer to buy contracts unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This report consists of the semi-annual report of the Transamerica Asset Allocation Variable Funds and the semi-annual report of the Calvert VP SRI Balanced Portfolio.

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Transamerica Asset Allocation Variable Funds is included in the applicable Statements of Additional Information which are available without charge, upon request: (i) by calling 1-800-755-5801; or (ii) on the SEC’s website at www.sec.gov. In addition, the Transamerica Asset Allocation Variable Funds are required to file Form N-PX, with the complete proxy voting record for the most recent twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2022, is available without charge, on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TAAVF%20N-PX%202021.pdf and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

Each fiscal quarter, Transamerica Asset Allocation Variable Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Subaccounts’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

440 Mamaroneck Avenue

Harrison, New York 10528

To Contract Holders with Interests in

the Transamerica Variable Funds:

We are pleased to present the most recent semi-annual report for the Calvert VP SRI Balanced Portfolio. As required under applicable law, we are sending this annual report to contract holders of Group Variable Annuity Contracts issued by Transamerica Financial Life Insurance Company with unit interests in the Calvert Series Subaccount of the Transamerica Variable Funds, which invests its assets in the Calvert VP SRI Balanced Portfolio, a series of Calvert Variable Series, Inc.

Please call your retirement plan administrator, Transamerica Retirement Solutions, LLC, at (800) 755-5801 if you have any questions regarding these reports.

Dear Contract Holder,

On behalf of Transamerica Asset Allocation Variable Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides certain information about your Subaccount(s) during the period covered by the report. The Securities and Exchange Commission currently requires that annual and semi-annual reports be sent to all contract holders, and we believe it to be an important part of the investment process. This report covers the six-month period ended June 30, 2022.

We believe it is important to understand market conditions over the six-month period covered by this report to provide context for reading this report. The period began on January 1, 2022, with the S&P 500® Index near a record high coming off a year of extremely strong economic and corporate earnings growth, ongoing accommodative monetary policy from the U.S. Federal Reserve (“Fed”) and continuing impacts of the Federal government’s historically unprecedented fiscal stimulus. However, in the early months of the year inflation continued to rise sharply, reaching multi-decade highs. With that came growing market expectations the Fed would soon need to begin a more aggressive tightening cycle than most had expected. As a result, equities declined sharply with some of the largest declines occurring among high growth stocks which have major components of their expected earnings increases further out in the future.

The month of February not only saw inflation continue toward levels not seen since the early 1980s, but also the Russian invasion of Ukraine. In addition to creating a humanitarian crisis, the war in Ukraine also drove energy and food prices higher. Against this backdrop bond yields rose across the yield curve and credit spreads widened. In March 2022, the Fed, by this time facing criticism it might be behind the curve on fighting inflation, hiked interest rates for the first time since 2018 taking the Fed Funds Rate to 0.50%.

Inflation continued to rise into the second quarter, and the Fed intensified its rate hikes by raising the target range on the Fed Funds Rate by 0.50% in May and 0.75% in June, finishing the reporting period at an upper bound of 1.75%. Longer-term rates also jumped, and by mid-June the 10-year U.S. Treasury yield reached 3.50%, its highest level in more than a decade. With the Fed’s tightening cycle now established, recession fears began to emerge as a predominant investor concern rivaling inflation. Stocks fell further, and by the first half of June most major indexes had declined more than 20% from previous highs and officially entered bear market territory. This environment also took a further toll on the credit markets as high yield and investment grade credit spreads reached levels not seen since the initial summer months of the COVID-19 pandemic. By the end of the six-month period ended June 30, 2022, economic growth concerns had reached a point where many considered a recession close to imminent. This sent longer-term bond yields quickly back into decline and to the point where they were essentially flat with those of 2-year Treasuries, signifying the risk of a soon to be inverted yield curve historically coinciding with an upcoming recession.

For the six-month period ended June 30, 2022, the S&P 500® Index returned -19.96%, while the MSCI EAFE Index, representing international developed market equities, returned -19.25%. During the same period, the Bloomberg US Aggregate Bond Index returned -10.29%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Asset Allocation Variable Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Asset Allocation Variable Funds

Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The views expressed in this report reflect those of Transamerica Asset Management only and may not necessarily represent the views of Transamerica Asset Allocation Variable Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Asset Allocation Variable Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and it is not possible to invest directly in an index.

Disclosure of Expenses

(unaudited)

UNIT HOLDER EXPENSES

Transamerica Asset Allocation Variable Funds (each individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate investment account established by Transamerica Financial Life Insurance Company, Inc. (“TFLIC”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by TFLIC. Each Subaccount invests in underlying subaccounts of Transamerica Variable Funds (“TVF”), a unit investment trust. Subaccount contract holders bear the costs of operating the Subaccount (such as the advisory fee).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Subaccounts and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2022, and held for the entire six-month period until June 30, 2022.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Subaccounts’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Subaccounts’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Subaccount versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expenses		Hypothetical Expenses (A)
Subaccount	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Ending Account Value June 30, 2022	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Transamerica Asset Allocation – Short Horizon Subaccount	$1,000.00	$884.80	$0.93	$1,023.80	$1.00	0.20%
Transamerica Asset Allocation – Intermediate Horizon Subaccount	1,000.00	822.50	0.90	1,023.80	1.00	0.20
Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount	1,000.00	793.60	0.89	1,023.80	1.00	0.20

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Subaccount’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Subaccounts invest. The total annual expenses, as stated in the fee table of the Subaccounts’ Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2022

Schedules of Investments Composition

At June 30, 2022

(unaudited)

Transamerica Asset Allocation – Short Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	90.2%
U.S. Equity Funds	7.6
International Equity Fund	1.9
Money Market Fund	0.2
Net Other Assets (Liabilities)	0.1
Total	100.0%

Transamerica Asset Allocation – Intermediate Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	50.5%
U.S. Equity Funds	37.0
International Equity Fund	12.2
Money Market Fund	0.3
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	51.3%
U.S. Fixed Income Funds	30.7
International Equity Fund	17.8
Money Market Fund	0.2
Net Other Assets (Liabilities)	0.0 *
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2022

Transamerica Asset Allocation – Short Horizon Subaccount

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.9%
International Equity Fund - 1.9%
Transamerica Variable International Equity (A) (B)	3,740	$89,762

Money Market Fund - 0.2%
Transamerica Variable Government Money Market, 0.00% (A) (B) (C)	432	9,235

U.S. Equity Funds - 7.6%
Transamerica Variable Large Growth (A) (B)	766	125,664
Transamerica Variable Large Value Opportunities (A) (B)	1,146	135,413
Transamerica Variable Small Cap Growth (A) (B)	4,169	41,614
Transamerica Variable Small Cap Value (A) (B)	3,164	45,048

		347,739

U.S. Fixed Income Funds - 90.2%
Transamerica Variable High Quality Bond (A) (B)	43,370	775,064

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Variable High Yield Bond (A) (B)	13,438	$ 474,202
Transamerica Variable Inflation-Protected Securities (A) (B)	26,604	777,781
Transamerica Variable Intermediate Bond (A) (B)	45,754	2,125,883

		4,152,930

Total Investment Companies (Cost $4,586,263)		4,599,666

Total Investments (Cost $4,586,263)		4,599,666
Net Other Assets (Liabilities) - 0.1%		5,252

Net Assets - 100.0%		$4,604,918

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,599,666	$—	$—	$4,599,666

Total Investments	$4,599,666	$—	$—	$4,599,666

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in Transamerica Variable Funds. Affiliated interest, dividends, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at June 30, 2022.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2022

Transamerica Asset Allocation – Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 12.2%
Transamerica Variable International Equity (A) (B)	71,235	$1,709,794

Money Market Fund - 0.3%
Transamerica Variable Government Money Market, 0.00% (A) (B) (C)	1,868	39,980

U.S. Equity Funds - 37.0%
Transamerica Variable Large Growth (A) (B)	10,692	1,753,018
Transamerica Variable Large Value Opportunities (A) (B)	17,903	2,114,706
Transamerica Variable Small Cap Growth (A) (B)	59,399	592,983
Transamerica Variable Small Cap Value (A) (B)	49,324	702,333

		5,163,040

U.S. Fixed Income Funds - 50.5%
Transamerica Variable High Quality Bond (A) (B)	64,865	1,159,197

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Variable High Yield Bond (A) (B)	23,404	$ 825,885
Transamerica Variable Inflation-Protected Securities (A) (B)	58,804	1,719,178
Transamerica Variable Intermediate Bond (A) (B)	71,836	3,337,737

		7,041,997

Total Investment Companies (Cost $13,179,825)		13,954,811

Total Investments (Cost $13,179,825)		13,954,811
Net Other Assets (Liabilities) - (0.0)% (D)		(3,390)

Net Assets - 100.0%		$13,951,421

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$13,954,811	$—	$—	$13,954,811

Total Investments	$13,954,811	$—	$—	$13,954,811

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in Transamerica Variable Funds. Affiliated interest, dividends, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at June 30, 2022.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2022

Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS

At June 30, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 17.8%
Transamerica Variable International Equity (A) (B)	197,139	$4,731,755

Money Market Fund - 0.2%
Transamerica Variable Government Money Market, 0.00% (A) (B) (C)	193	41,164

U.S. Equity Funds - 51.3%
Transamerica Variable Large Growth (A) (B)	27,565	4,519,625
Transamerica Variable Large Value Opportunities (A) (B)	48,475	5,725,767
Transamerica Variable Small Cap Growth (A) (B)	158,740	1,584,705
Transamerica Variable Small Cap Value (A) (B)	127,380	1,813,792

		13,643,889

U.S. Fixed Income Funds - 30.7%
Transamerica Variable High Quality Bond (A) (B)	31,459	562,201

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Variable High Yield Bond (A) (B)	30,393	$ 1,072,521
Transamerica Variable Inflation-Protected Securities (A) (B)	83,444	2,439,521
Transamerica Variable Intermediate Bond (A) (B)	87,951	4,086,472

		8,160,715

Total Investment Companies (Cost $22,671,032)		26,577,523

Total Investments (Cost $22,671,032)		26,577,523
Net Other Assets (Liabilities) - 0.0% (D)		2,682

Net Assets - 100.0%		$26,580,205

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$26,577,523	$—	$—	$26,577,523

Total Investments	$26,577,523	$—	$—	$26,577,523

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in Transamerica Variable Funds. Affiliated interest, dividends, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at June 30, 2022.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2022

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2022

(unaudited)

	Short Horizon	Intermediate Horizon	Intermediate/Long Horizon
Assets:
Affiliated investments, at value (A)	$4,599,666	$13,954,811	$26,577,523
Receivables and other assets:
Affiliated investments sold	11,236	61	11,267
Total assets	4,610,902	13,954,872	26,588,790

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	5,220	1,115	4,092
Investment advisory fees	764	2,336	4,493
Total liabilities	5,984	3,451	8,585
Net assets	$4,604,918	$13,951,421	$26,580,205

Net assets consist of:
Costs of accumulation units	$(1,040,060)	$(3,951,155)	$581,034
Total distributable earnings (accumulated losses)	5,644,978	17,902,576	25,999,171
Net assets	$4,604,918	$13,951,421	$26,580,205
Accumulation units	200,453	467,406	807,139
Unit value	$22.97	$29.85	$32.93

(A) Affiliated investments, at cost	$4,586,263	$13,179,825	$22,671,032

STATEMENTS OF OPERATIONS

For the period ended June 30, 2022

(unaudited)

	Short Horizon	Intermediate Horizon	Intermediate/Long Horizon
Expenses:
Investment advisory fees	$5,119	$15,642	$30,708

Net investment income (loss)	(5,119)	(15,642)	(30,708)

Net realized gain (loss) on:
Affiliated investments	108,397	516,988	1,856,217

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(735,762)	(3,578,423)	(8,970,803)
Net realized and change in unrealized gain (loss)	(627,365)	(3,061,435)	(7,114,586)
Net increase (decrease) in net assets resulting from operations	$(632,484)	$(3,077,077)	$(7,145,294)

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2022

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Short Horizon		Intermediate Horizon		Intermediate/Long Horizon
	June 30, 2022 (unaudited)	December 31, 2021	June 30, 2022 (unaudited)	December 31, 2021	June 30, 2022 (unaudited)	December 31, 2021
From operations:
Net investment income (loss)	$(5,119)	$(12,154)	$(15,642)	$(35,496)	$(30,708)	$(71,656)
Net realized gain (loss)	108,397	225,135	516,988	1,252,933	1,856,217	2,179,549
Net change in unrealized appreciation (depreciation)	(735,762)	(113,796)	(3,578,423)	330,815	(8,970,803)	1,973,023
Net increase (decrease) in net assets resulting from operations	(632,484)	99,185	(3,077,077)	1,548,252	(7,145,294)	4,080,916

Unit transactions:
Units sold	125,097	331,796	506,769	1,248,572	894,467	1,942,982
Units redeemed	(761,387)	(1,107,003)	(1,394,786)	(2,168,930)	(3,159,583)	(3,927,840)
Net increase (decrease) in net assets resulting from unit transactions	(636,290)	(775,207)	(888,017)	(920,358)	(2,265,116)	(1,984,858)
Net increase (decrease) in net assets	(1,268,774)	(676,022)	(3,965,094)	627,894	(9,410,410)	2,096,058

Net assets:
Beginning of period/year	5,873,692	6,549,714	17,916,515	17,288,621	35,990,615	33,894,557
End of period/year	$4,604,918	$5,873,692	$13,951,421	$17,916,515	$26,580,205	$35,990,615

Unit transactions - shares:
Units sold	5,120	12,926	15,491	35,516	23,879	48,632
Units redeemed	(30,906)	(43,066)	(41,815)	(61,605)	(84,062)	(97,456)
Net increase (decrease)	(25,786)	(30,140)	(26,324)	(26,089)	(60,183)	(48,824)

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2022

FINANCIAL HIGHLIGHTS

For a unit outstanding during the period and years indicated:	Short Horizon
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Unit value, beginning of period/year	$25.96		$25.55	$23.80	$21.87	$22.46	$21.56

Investment operations:
Net investment income (loss) (A)	(0.02)		(0.05)	(0.05)	(0.05)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	(2.97)		0.46	1.80	1.98	(0.55)	0.94
Total investment operations	(2.99)		0.41	1.75	1.93	(0.59)	0.90

Unit value, end of period/year	$22.97		$25.96	$25.55	$23.80	$21.87	$22.46
Total return	(11.52	)%(B)	1.63%	7.35%	8.80%	(2.62)%	4.19%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,605		$5,874	$6,550	$5,976	$5,614	$5,817
Expenses to average net assets (C)	0.20	%(D)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20	)%(D)	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate	20	%(B)	27%	58%	36%	44%	34%

(A)	Calculated based on average number of units outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Subaccount invests.
(D)	Annualized.

For a unit outstanding during the period and years indicated:	Intermediate Horizon
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Unit value, beginning of period/year	$36.29		$33.26	$29.13	$25.32	$26.91	$24.28

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.07)	(0.06)	(0.06)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	(6.41)		3.10	4.19	3.87	(1.54)	2.68
Total investment operations	(6.44)		3.03	4.13	3.81	(1.59)	2.63

Unit value, end of period/year	$29.85		$36.29	$33.26	$29.13	$25.32	$26.91
Total return	(17.75	)%(B)	9.11%	14.19%	15.04%	(5.92)%	10.84%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,951		$17,917	$17,289	$16,687	$15,038	$17,618
Expenses to average net assets (C)	0.20	%(D)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20	)%(D)	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate	20	%(B)	38%	73%	23%	37%	40%

(A)	Calculated based on average number of units outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Subaccount invests.
(D)	Annualized.

For a unit outstanding during the period and years indicated:	Intermediate/Long Horizon
	June 30, 2022 (unaudited)		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Unit value, beginning of period/year	$41.50		$37.00	$31.76	$26.82	$29.04	$25.48

Investment operations:
Net investment income (loss) (A)	(0.04)		(0.08)	(0.06)	(0.06)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	(8.53)		4.58	5.30	5.00	(2.16)	3.61
Total investment operations	(8.57)		4.50	5.24	4.94	(2.22)	3.56

Unit value, end of period/year	$32.93		$41.50	$37.00	$31.76	$26.82	$29.04
Total return	(20.64	)%(B)	12.16%	16.50%	18.40%	(7.65)%	13.97%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$26,580		$35,991	$33,895	$31,976	$27,015	$31,431
Expenses to average net assets (C)	0.20	%(D)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20	)%(D)	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate	20	%(B)	25%	71%	25%	30%	25%

(A)	Calculated based on average number of units outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Subaccount invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS

At June 30, 2022

(unaudited)

1. ORGANIZATION

Transamerica Asset Allocation Variable Funds (the “Separate Account”), is a non-diversified separate account of Transamerica Financial Life Insurance Company (“TFLIC”), and is registered as a management investment company under the Investment Company Act of 1940, as amended. The Separate Account applies investment company accounting and reporting guidance. The Separate Account is composed of three different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are as follows. Each Subaccount invests substantially all of its investable assets among certain Transamerica Variable Funds (“TVF”). Certain TVF subaccounts invest substantially all of their investable assets in underlying series of Transamerica Funds (each a “Fund” and collectively, the “Funds”).

Subaccount
Transamerica Asset Allocation – Short Horizon Subaccount (“Short Horizon”)
Transamerica Asset Allocation – Intermediate Horizon Subaccount (“Intermediate Horizon”)
Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount (“Intermediate/Long Horizon”)

The only shareholders of the Separate Account are contract holders of the affiliated insurance company variable life and annuity contracts.

Transamerica Asset Management, Inc. (“TAM”) serves as investment adviser for the Subaccounts pursuant to an investment advisory agreement. TAM provides continuous and regular investment advisory services to the Subaccounts. TAM supervises each Subaccount’s investments and conducts its investment program.

TAM is responsible for all aspects of the day-to-day management of the Subaccounts.

TAM’s investment management services also include the provision of supervisory and administrative services to the Subaccounts. These services include performing certain administrative services for the Subaccounts and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Subaccounts by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Subaccounts from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Subaccount investments; assisting with Subaccount combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Subaccounts’ custodian and dividend disbursing agent and monitoring their services to the Subaccounts; assisting the Subaccounts in preparing reports to shareholders; acting as liaison with the Subaccounts’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Subaccounts. The Subaccounts pay certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2022, (i) the expenses paid to State Street for sub-administration services by the Subaccounts are shown as a part of Other expenses within the Statements of Operations and (ii) the expenses payable to State Street for sub-administration services from the Subaccounts are shown as part of Other accrued expenses within the Statements of Assets and Liabilities.

For each of the Funds, TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Subaccounts’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Subaccounts.

Security transactions: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gain (loss) is from investments in units of investment companies.

Operating expenses: The Separate Account accounts separately for the assets, liabilities, and operations of each Subaccount. Each Subaccount will indirectly bear the fees and expenses reflected in the corresponding TVF unit value. These expenses are not reflected in the expenses within the Statements of Operations of the Subaccount and are not included in the Expenses to average net assets, and Net investment income (loss) to average net assets within the Financial Highlights.

Indemnification: In the normal course of business, the Subaccounts enter into contracts that contain a variety of representations that provide general indemnifications. The Subaccounts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Subaccounts and/or their affiliates that have not yet occurred. However, based on experience, the Subaccounts expect the risk of loss to be remote.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding TVF subaccount is valued at the TVF unit value per share at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Subaccounts’ own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Subaccounts’ investments at June 30, 2022, is disclosed within the Investment Valuation section of each Subaccount’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among certain TVF subaccounts and the TVF subaccounts invest all of their investable assets in the Funds. The summary of the inputs used for valuing each Fund’s assets carried at fair value is discussed in the Investment Valuation section of the Funds’ Notes to Financial Statements. Descriptions of the valuation techniques applied to the Subaccounts’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. RISK FACTOR

Investing in the Subaccounts involves certain key risks related to the Subaccounts’ trading activity. Please reference the Subaccounts’ prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Subaccounts.

Market risk: The market prices of a Fund’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by wars, tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic or other health emergency, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of a Fund’s securities and assets fall, the value of your investment will go down. A Fund may experience a substantial or complete loss on any individual security or asset.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, the imposition of economic sanctions, public health events (such as the spread of infectious disease), wars,

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

4. RISK FACTOR (continued)

terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. In the past decade, financial markets throughout the world have experienced increased volatility and decreased liquidity. These conditions may continue or worsen. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including a Fund’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in economic downturns throughout the world, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. Economic downturns may be prolonged, and political and social instability, continued volatility and decreased liquidity in the securities markets may result. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These and other government intervention into the economy and financial markets may not work as intended. In addition, government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of a Fund’s investments.

Europe: A number of countries in Europe have experienced severe economic and financial difficulties; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. In January, 2020, through “Brexit,” the United Kingdom withdrew from the European Union. The ramifications of Brexit are unknown, and the implications of possible political, regulatory, economic, and market outcomes could be significant. The United Kingdom has one of the largest economies in Europe and is a major trading partner with European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, and a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European Union economies but also the broader global economy could be significant. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East, Eastern Europe and Africa. The ultimate effects of these events and other socio-political or geopolitical issues could profoundly affect global economies and markets. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investments.

Additional Market Disruption: Russia’s invasion of Ukraine in February, 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not a Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of a Fund’s investments.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Subaccounts’ investment adviser, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2022

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Subaccounts purchase interests in the TVF, which in turn, purchase interests in the Funds. The net assets of the Subaccounts will reflect the investment management fee and other expenses incurred by the Funds. TAM serves as the investment manager to each Fund.

All Subaccount holdings in investment companies are considered affiliated. Realized and unrealized gains (losses) are broken out within the Statements of Operations.

Investment advisory fees: TAM provides general investment advice to each Subaccount pursuant to the investment advisory agreement. For its services, each Subaccount pays advisory fees accrued daily and payable monthly, at an annual rate equal to 0.20% of each Subaccount’s daily average net assets.

TFLIC is the legal holder of the assets in the Subaccounts and will at all times maintain assets in the Subaccounts with a total market value of at least equal to the contract liabilities for the Subaccounts.

Certain managing board members and officers of TFLIC are also trustees, officers, or employees of TAM or its affiliates. No interested managing board member, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Separate Account. Similarly, none of the Separate Account’s officers or interested trustees receive compensation from the Subaccounts. The independent board members of TFLIC are also trustees of the Funds, for which they receive fees.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Separate Account to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee.

Brokerage commissions: The Subaccounts incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2022.

6. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2022, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Subaccount	Purchases of Securities	Sales of Securities
Short Horizon	$1,047,763	$1,695,442
Intermediate Horizon	3,157,350	4,060,626
Intermediate/Long Horizon	6,370,784	8,675,326

7. FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of TFLIC, a wholly-owned subsidiary of Aegon USA. TFLIC does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charges are currently being deducted from the Separate Account for federal income tax purposes. The Subaccounts recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Subaccounts’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Subaccounts’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Subaccounts’ financial statements. If applicable, the Subaccounts recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Subaccounts identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Subaccounts make significant investments; however, the Subaccounts are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

8. SUBSEQUENT EVENT

The Board has approved the liquidation of Short Horizon, Intermediate Horizon and Intermediate/Long Horizon Subaccounts effective on or about October 28, 2022.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2022

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

INVESTMENT ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Managing Board of Transamerica Asset Allocation Variable Funds (the “Trustees” or the “Board”) held on June 15-16, 2022, the Board considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Asset Allocation Variable Funds, on behalf of Transamerica Asset Allocation – Intermediate Horizon Subaccount, Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount, and Transamerica Asset Allocation – Short Horizon Subaccount (each a “Fund” and collectively the “Funds”).

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement were reasonable and that the renewal of each of the Investment Advisory Agreements was in the best interests of the applicable Fund and the contract holders. The Board, including the independent members of the Board (the “Independent Board Members”), unanimously approved the renewal of each Investment Advisory Agreement through June 30, 2023.

Prior to reaching their decision, the Board Members requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreements, including information they had previously received from TAM as part of their regular oversight of each Fund, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by TAM based on information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In their review, the Board Members also sought to identify instances in which a Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Board Members met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each Investment Advisory Agreement, the Board Members evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the applicable Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management process; TAM’s responsiveness to any questions by the Board Members; and the professional qualifications and compensation program of the portfolio management team.

The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of each Fund and its investment strategy; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Funds; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Funds’ prospectuses, statements of additional information, shareholder reports and other disclosure materials and regulatory filings for the Funds; and ongoing cash management services for the Funds. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to each Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Funds, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds. The Board noted that it had approved the liquidation of the Funds and that each Fund was expected to be liquidated on or about October 28, 2022, subject to any necessary regulatory approvals.

Investment Performance

In addition, the Board considered the short- and longer-term performance, as applicable, of each Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of mutual funds, based on Broadridge information, for various trailing periods ended December 31, 2021. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the applicable Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to each Fund’s performance are summarized below. In describing each Fund’s performance relative to its peer universe,

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2022

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

INVESTMENT ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering each Fund’s performance, the Board Members considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Board Members also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

Transamerica Asset Allocation – Intermediate Horizon Subaccount. The Board noted that the performance of the Fund was in line with the median for its peer universe for the past 3-year period and below the median for the past 1-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount. The Board noted that the performance of the Fund was in line with the median for its peer universe for the past 3-year period and below the median for the past 1-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Short Horizon Subaccount. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1- and 3-year periods and in line with the median for the past 5- and 10-year periods. The Board also noted that the performance of the Fund was below its composite benchmark for the past 1-, 3-, 5- and 10- year periods.

Investment Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Fund, including information comparing the investment advisory fee and total expense ratio of each Fund to the investment advisory fees and total expense ratios of comparable investment companies, based on Broadridge information. On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fees to be received by TAM under the Investment Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management, administration and other services to each Fund by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Fund. The Trustees recognized the competitiveness of the investment advisory industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Funds had been reviewed previously by an independent consultant. The Board Members considered that TAM had not made material changes to this methodology, which had been applied consistently for each Fund.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Funds benefited from any economies of scale. The Board recognized that, as a Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered each Fund’s investment advisory fee schedule and the extent to which TAM shared economies of scale, if any, with the Funds through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Board Members concluded that each Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM in light of any economies of scale experienced in the future.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2022

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

INVESTMENT ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Benefits to TAM and/or its Affiliates from their Relationships with the Funds

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Funds. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Funds.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of each Fund and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Funds.

Conclusion

After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the renewal of each Investment Advisory Agreement was in the best interests of the applicable Fund and the contract holders and voted to approve the renewal of each Investment Advisory Agreement.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Asset Allocation Variable Funds (the “Trust”) (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Managing Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 9-10, 2022 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2021 reporting period, and assessed the Program’s adequacy and effectiveness, including any material changes to the Program (the “Report”). The Report covered the period from January 1, 2021, through December 31, 2021 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also described the Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Funds’ holdings, a HLIM was not currently required for the Funds. The Report noted three material changes to the classification methodology during the Program Reporting Period. The Report reviewed the changes and why the Committee believes the changes are an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2022

Appendix A

Calvert VP SRI Balanced Portfolio

Calvert

VP SRI Balanced Portfolio

Semiannual Report

June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2022

Calvert

VP SRI Balanced Portfolio

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Performance

Portfolio Manager(s) Vishal Khanduja, CFA, Brian S. Ellis, CFA and Charles B. Gaffney, each of Calvert Research and Management

% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class I at NAV	09/02/1986	09/02/1986	(15.47)%	(10.50)%	7.65%	7.93%
Class F at NAV	10/18/2013	09/02/1986	(15.52)	(10.54)	7.34	7.63

Russell 1000® Index	—	—	(20.94)%	(13.04)%	11.00%	12.81%
Bloomberg U.S. Aggregate Bond Index	—	—	(10.35)	(10.29)	0.88	1.54
Balanced Blended Benchmark	—	—	(16.73)	(11.71)	7.20	8.42

% Total Annual Operating Expense Ratios[3]					Class I	Class F

					0.63%	0.88%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Fund Profile

Asset Allocation (% of total investments)	Fixed-Income Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Endnotes and Additional Disclosures

[1]

Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Balanced Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly. Prior to 11/1/15, the fixed income component was the Bloomberg U.S. Credit Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.

Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.

[3]

Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

Fund profile subject to change due to active management.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Fund Expenses

Example

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.

	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio

Actual
Class I	$1,000.00	$ 845.30	$2.88	0.63%
Class F	$1,000.00	$ 844.80	$4.03	0.88%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,021.67	$3.16	0.63%
Class F	$1,000.00	$1,020.43	$4.41	0.88%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Schedule of Investments (Unaudited)

Asset-Backed Securities — 7.1%

Security	Principal Amount (000’s omitted)	Value

Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$152	$149,790
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	115	113,583
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	59	53,940
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	353	342,961
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	600	553,034
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	350	318,007
Conn’s Receivables Funding, LLC:
Series 2021-A, Class A, 1.05%, 5/15/26(1)	318	316,044
Series 2021-A, Class B, 2.87%, 5/15/26(1)	520	504,657
Series 2021-A, Class C, 4.59%, 5/15/26(1)	155	147,486
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	283	252,662
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	81	78,197
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	415	357,251
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	84,541
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	782	688,864
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	62	60,781
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	345	331,567
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	55	53,190
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	100	90,735
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	420	375,999
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	100	97,382
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	561	540,634
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	171	165,232
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	230	200,380
Hardee’s Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	177	161,586
Jersey Mike’s Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	280	267,166
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	288	279,187
Series 2021-3, Class B, 0.76%, 2/26/29(1)	267	258,366
Lendingpoint Asset Securitization Trust, Series 2022-A, Class A, 1.68%, 6/15/29(1)	340	334,372

Security	Principal Amount (000’s omitted)	Value

Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	$84	$70,536
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	174	147,159
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	204	196,034
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	499	463,224
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	56	51,093
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	56	51,842
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	100	87,095
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	119	105,261
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	206	177,441
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	546	502,395
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	100	88,188
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	386	336,856
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	675	630,877
OneMain Financial Issuance Trust:
Series 2016-3A, Class A, 3.83%, 6/18/31(1)	3	2,480
Series 2020-1A, Class A, 3.84%, 5/14/32(1)	319	318,018
Series 2022-S1, Class A, 4.13%, 5/14/35(1)	495	488,180
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	100	94,146
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	599	591,180
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	361	335,046
Series 2021-B, Class C, 3.65%, 5/8/31(1)	100	93,788
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,850	1,712,885
Series 2021-C, Class B, 2.67%, 10/8/31(1)	220	201,625
Pagaya AI Debt Selection Trust:
Series 2020-3, Class B, 3.22%, 5/17/27(1)	125	124,143
Series 2021-2, 3.00%, 1/25/29(1)	406	385,152
Series 2021-3, Class A, 1.15%, 5/15/29(1)	863	839,594
Series 2021-5, Class A, 1.53%, 8/15/29(1)	648	627,433
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	183	174,184
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	273	243,562
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	65	64,400
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	159	137,539
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	180	150,841
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	926	866,976
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	227	220,334

6	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	$513	$486,309
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	282	261,559
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,135	2,119,658
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	192,458
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	342	314,349
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	307	268,715
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	555	477,480
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	98	87,479
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	205	186,528
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	288	271,807
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	260	218,468
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	735	701,268
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	165	155,701
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	361	339,508
Theorem Funding Trust:
Series 2020-1A, Class B, 3.95%, 10/15/26(1)	113	112,776
Series 2021-1A, Class A, 1.21%, 12/15/27(1)	321	313,926
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	100	91,753
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	453	438,286
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	110	108,293
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	77	76,531
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	292	283,537
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	735	641,092
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	224	200,716
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	384	324,879
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	217	173,811

Total Asset-Backed Securities (identified cost $28,378,705)		$26,603,988

Collateralized Mortgage Obligations — 1.5%
Security	Principal Amount (000’s omitted)	Value

Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 2.676%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$108	$108,354
Series 2021-1A, Class M1B, 3.126%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	155	149,625
Series 2021-1A, Class M1C, 3.876%, (30-day average SOFR + 2.95%), 3/25/31(1)(3)	150	147,437
Series 2021-2A, Class M1A, 2.126%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	472	464,934
Series 2021-3A, Class A2, 1.926%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	215	212,431
Series 2021-3A, Class M1B, 2.326%, (30-day average SOFR + 1.40%), 9/25/31(1)(3)	170	154,851
CHL GMSR Issuer Trust, Series 2018-GT1, Class A, 4.374%, (1 mo. USD LIBOR + 2.75%), 5/25/23(1)(3)	100	99,152
Eagle Re, Ltd.:
Series 2021-1, Class M1A, 2.626%, (30-day average SOFR + 1.70%), 10/25/33(1)(3)	104	104,366
Series 2021-2, Class M1C, 4.376%, (30-day average SOFR + 3.45%), 4/25/34(1)(3)	150	147,152
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 4.874%, (1 mo. USD LIBOR + 3.25%), 5/25/25(3)	125	125,581
Series 2018-DNA1, Class M2AT, 2.674%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	85	85,259
Series 2019-DNA3, Class B2, 9.774%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(3)	85	85,499
Series 2019-DNA3, Class M2, 3.674%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(3)	401	399,218
Series 2019-DNA4, Class M2, 3.574%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	40	39,630
Series 2019-HQA2, Class B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(3)	65	64,090
Series 2019-HQA4, Class B1, 4.574%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(3)	20	19,125
Series 2020-DNA6, Class B1, 3.926%, (30-day average SOFR + 3.00%), 12/25/50(1)(3)	25	21,502
Series 2020-HQA2, Class B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(3)	41	38,269
Series 2021-DNA3, Class M1, 1.676%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	148	146,455
Series 2022-DNA2, Class M1A, 2.226%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	357	349,356
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 6.874%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	117	121,268
Series 2014-C02, Class 2M2, 4.224%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	48	48,377
Series 2014-C03, Class 2M2, 4.524%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	68	67,753

7	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2014-C04, Class 1M2, 6.524%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	$201	$207,872
Series 2018-R07, Class 1M2, 4.024%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	39	38,809
Series 2019-R01, Class 2B1, 5.974%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(3)	55	55,021
Series 2019-R02, Class 1B1, 5.774%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(3)	55	54,539
Series 2019-R02, Class 1M2, 3.924%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(3)	4	4,081
Series 2019-R03, Class 1B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(3)	55	54,431
Series 2019-R05, Class 1B1, 5.724%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(3)	84	82,685
Series 2019-R06, Class 2B1, 5.374%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	330	313,191
Series 2019-R07, Class 1B1, 5.024%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(3)	109	101,919
Series 2020-R02, Class 2B1, 4.624%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(3)	405	363,280
Series 2021-R01, Class 1B2, 6.926%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	143	119,653
Series 2021-R02, Class 2B1, 4.226%, (30-day average SOFR + 3.30%), 11/25/41(1)(3)	12	10,553
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	274	266,258
Home Re, Ltd.:
Series 2018-1, Class M2, 4.624%, (1 mo. USD LIBOR + 3.00%), 10/25/28(1)(3)	344	337,005
Series 2021-1, Class M1B, 3.174%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(3)	265	262,025
Series 2021-1, Class M2, 4.474%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(3)	150	137,022
Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 5.224%, (1 mo. USD LIBOR + 3.60%), 10/25/30(1)(3)	77	77,403

Total Collateralized Mortgage Obligations (identified cost $5,883,115)		$5,685,431

Commercial Mortgage-Backed Securities — 4.6%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$695	$589,714
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)	325	272,598
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	485	400,604
BBCMS Mortgage Trust, Series 2017-DELC, Class F, 4.824%, (1 mo. USD LIBOR + 3.50%), 8/15/36(1)(3)	156	146,467

Security	Principal Amount (000’s omitted)	Value

BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 2.244%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(3)	$525	$516,259
Series 2019-XL, Class B, 2.404%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(3)	280	273,772
Series 2021-VOLT, Class B, 2.274%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	666	627,254
Series 2021-VOLT, Class C, 2.424%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	204	190,165
Series 2021-VOLT, Class D, 2.974%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	702	658,717
Credit Suisse Mortgage Trust, Series 2022-CNTR, Class A, 5.223%, (1 mo. SOFR + 3.944%), 1/15/24(1)(3)	100	92,462
Extended Stay America Trust:
Series 2021-ESH, Class A, 2.405%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	231	225,154
Series 2021-ESH, Class C, 3.025%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	596	578,199
Series 2021-ESH, Class D, 3.575%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(3)	201	194,251
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	1,440	1,329,819
Series KG03, Class A2, 1.297%, 6/25/30(2)	305	256,773
Series KSG1, Class A2, 1.503%, 9/25/30	278	237,250
Series KW06, Class A2, 3.80%, 6/25/28(2)	530	538,432
Series W5FX, Class AFX, 3.336%, 4/25/28(2)	192	189,594
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.024%, 9/25/27(2)	586	578,101
Series 2018-M13, Class A2, 3.87%, 9/25/30(2)	1,488	1,509,171
Series 2019-M1, Class A2, 3.671%, 9/25/28(2)	456	456,874
Series 2019-M22, Class A2, 2.522%, 8/25/29	523	490,569
Series 2020-M1, Class A2, 2.444%, 10/25/29	963	901,123
Series 2020-M20, Class A2, 1.435%, 10/25/29	605	527,915
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M7, 3.324%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(3)	35	34,111
Series 2019-01, Class M10, 4.874%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(3)	234	218,129
Series 2020-01, Class M10, 5.374%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	525	473,721
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 2.474%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	989	963,405
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	85,050
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	100	17,850
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 2.024%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(3)(4)	685	678,577
Series 2017-CLS, Class E, 3.274%, (1 mo. USD LIBOR + 1.95%), 11/15/34(1)(3)(4)	79	76,969

8	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Morgan Stanley Capital I Trust: (continued)
Series 2017-CLS, Class F, 3.924%, (1 mo. USD LIBOR + 2.60%), 11/15/34(1)(3)(4)	$169	$164,105
Series 2019-BPR, Class A, 2.974%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(3)(4)	473	456,512
Series 2019-BPR, Class B, 3.674%, (1 mo. USD LIBOR + 2.35%), 5/15/36(1)(3)(4)	187	178,934
Series 2019-BPR, Class C, 4.624%, (1 mo. USD LIBOR + 3.30%), 5/15/36(1)(3)(4)	100	94,281
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	618	525,894
VMC Finance, LLC:
Series 2021-HT1, Class A, 3.262%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	513	493,307
Series 2021-HT1, Class B, 6.112%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	753	705,282
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	450	387,169

Total Commercial Mortgage-Backed Securities (identified cost $18,709,216)		$17,334,533

Common Stocks — 56.2%

Security	Shares	Value

Auto Components — 0.3%

Aptiv PLC(5)	13,700	$1,220,259

		$1,220,259

Banks — 1.9%

PNC Financial Services Group, Inc. (The)	21,600	$3,407,832
Wells Fargo & Co.	97,700	3,826,909

		$7,234,741

Beverages — 2.3%

Coca-Cola Co. (The)	95,800	$6,026,778
Coca-Cola Europacific Partners PLC	53,700	2,771,457

		$8,798,235

Biotechnology — 1.6%

AbbVie, Inc.	39,900	$6,111,084

		$6,111,084

Capital Markets — 2.4%

Intercontinental Exchange, Inc.	41,200	$3,874,448
S&P Global, Inc.	8,800	2,966,128
Tradeweb Markets, Inc., Class A	33,503	2,286,580

		$9,127,156

Security	Shares	Value

Chemicals — 1.6%

Ecolab, Inc.	18,400	$2,829,184
FMC Corp.	27,700	2,964,177

		$5,793,361

Commercial Services & Supplies — 1.0%

Waste Management, Inc.	23,516	$3,597,478

		$3,597,478

Diversified Telecommunication Services — 1.2%

Verizon Communications, Inc.	88,000	$4,466,000

		$4,466,000

Electric Utilities — 1.3%

NextEra Energy, Inc.	64,000	$4,957,440

		$4,957,440

Electrical Equipment — 0.7%

AMETEK, Inc.	23,900	$2,626,371

		$2,626,371

Electronic Equipment, Instruments & Components — 0.8%

TE Connectivity, Ltd.	24,700	$2,794,805

		$2,794,805

Energy Equipment & Services — 1.6%

Baker Hughes Co.	211,100	$6,094,457

		$6,094,457

Entertainment — 0.5%

Electronic Arts, Inc.	16,300	$1,982,895

		$1,982,895

Equity Real Estate Investment Trusts (REITs) — 2.2%

EastGroup Properties, Inc.	26,900	$4,151,477
Lamar Advertising Co., Class A	46,400	4,081,808

		$8,233,285

Food & Staples Retailing — 2.3%

Sysco Corp.	55,000	$4,659,050
Walmart, Inc.	31,800	3,866,244

		$8,525,294

Health Care Equipment & Supplies — 1.1%

Boston Scientific Corp.(5)	82,300	$3,067,321
Teleflex, Inc.	4,200	1,032,570

		$4,099,891

9	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Schedule of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 1.3%

Elevance Health, Inc.	10,300	$4,970,574

		$4,970,574

Hotels, Restaurants & Leisure — 0.5%

Marriott International, Inc., Class A	14,800	$2,012,948

		$2,012,948

Insurance — 1.8%

Allstate Corp. (The)	36,100	$4,574,953
W.R. Berkley Corp.	32,100	2,191,146

		$6,766,099

Interactive Media & Services — 3.2%

Alphabet, Inc., Class C(5)	5,490	$12,009,100

		$12,009,100

Internet & Direct Marketing Retail — 2.2%

Amazon.com, Inc.(5)	78,680	$8,356,603

		$8,356,603

IT Services — 2.3%

Automatic Data Processing, Inc.	18,300	$3,843,732
Visa, Inc., Class A	24,900	4,902,561

		$8,746,293

Life Sciences Tools & Services — 2.3%

Danaher Corp.	17,500	$4,436,600
Thermo Fisher Scientific, Inc.	8,018	4,356,019

		$8,792,619

Machinery — 1.0%

Westinghouse Air Brake Technologies Corp.	45,800	$3,759,264

		$3,759,264

Multi-Utilities — 1.3%

Sempra Energy	31,400	$4,718,478

		$4,718,478

Pharmaceuticals — 2.6%

Bristol-Myers Squibb Co.	60,500	$4,658,500
Eli Lilly & Co.	10,500	3,404,415
Pfizer, Inc.	33,100	1,735,433

		$9,798,348

Security	Shares	Value

Professional Services — 0.9%

Booz Allen Hamilton Holding Corp.	36,000	$3,252,960

		$3,252,960

Road & Rail — 0.8%

Union Pacific Corp.	14,700	$3,135,216

		$3,135,216

Semiconductors & Semiconductor Equipment — 2.5%

Analog Devices, Inc.	25,600	$3,739,904
Lam Research Corp.	5,700	2,429,055
Texas Instruments, Inc.	20,451	3,142,296

		$9,311,255

Software — 5.9%

Black Knight, Inc.(5)	33,500	$2,190,565
Fair Isaac Corp.(5)	5,500	2,204,950
Intuit, Inc.	4,852	1,870,155
Microsoft Corp.	54,393	13,969,753
VMware, Inc., Class A	17,500	1,994,650

		$22,230,073

Specialty Retail — 0.7%

TJX Cos., Inc. (The)	43,700	$2,440,645

		$2,440,645

Technology Hardware, Storage & Peripherals — 3.4%

Apple, Inc.	93,688	$12,809,023

		$12,809,023

Wireless Telecommunication Services — 0.7%

T-Mobile US, Inc.(5)	20,330	$2,735,198

		$2,735,198

Total Common Stocks (identified cost $160,533,142)		$211,507,448

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value

Technology — 0.1%

1Life Healthcare, Inc., 3.00%, 6/15/25	$62	$51,181
ams-OSRAM AG, 0.875%, 9/28/22(6)	200	195,679

Total Convertible Bonds (identified cost $253,550)		$246,860

10	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Schedule of Investments (Unaudited) — continued

Corporate Bonds — 16.7%

Security	Principal Amount (000’s omitted)	Value

Basic Materials — 0.1%

South32 Treasury, Ltd., 4.35%, 4/14/32(1)	$306	$286,205

		$286,205

Communications — 1.0%

AT&T, Inc.:
3.50%, 9/15/53	$44	$33,426
3.65%, 6/1/51	517	405,145
3.65%, 9/15/59	53	39,812
3.80%, 12/1/57	266	206,051
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	124	114,843
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,105	877,773
Comcast Corp.:
2.887%, 11/1/51	446	319,196
2.937%, 11/1/56	456	317,801
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	35	27,125
Nokia Oyj:
4.375%, 6/12/27	347	328,284
6.625%, 5/15/39	395	391,315
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	185	158,041
SES S.A., 5.30%, 4/4/43(1)	109	93,033
T-Mobile USA, Inc.:
2.25%, 2/15/26	23	20,740
2.25%, 11/15/31(7)	64	52,005
2.55%, 2/15/31	147	123,847
2.625%, 4/15/26	300	272,811

		$3,781,248

Consumer, Cyclical — 1.3%

Air Canada, 3.875%, 8/15/26(1)	$545	$462,130
American Airlines Pass-Through Trust, 4.40%, 9/22/23	97	92,219
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	768	708,326
5.75%, 4/20/29(1)	21	18,001
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32(7)	146	124,208
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	234	202,724
6.875%, 11/1/35	39	31,803
7.60%, 7/15/37	165	133,765
Brunswick Corp., 5.10%, 4/1/52	65	48,621
Dave & Buster’s, Inc., 7.625%, 11/1/25(1)	104	102,822
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	300	291,783

Security	Principal Amount (000’s omitted)	Value

Consumer, Cyclical (continued)

Delta Air Lines, Inc./SkyMiles IP, Ltd.: (continued)
4.75%, 10/20/28(1)	$460	$434,881
Dick’s Sporting Goods, Inc., 4.10%, 1/15/52	678	451,659
Ford Motor Co., 4.75%, 1/15/43	45	32,199
Ford Motor Credit Co., LLC, 3.375%, 11/13/25	200	180,724
General Motors Financial Co., Inc., 4.30%, 4/6/29	438	402,379
Hyatt Hotels Corp.:
1.30%, 10/1/23	149	144,357
1.80%, 10/1/24	61	57,707
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(7)	417	355,103
4.375%, 1/15/31(1)(7)	70	59,794
Macy’s Retail Holdings, LLC, 4.30%, 2/15/43	30	18,956
Magallanes, Inc.:
5.05%, 3/15/42(1)	336	286,384
5.141%, 3/15/52(1)	246	206,802
MDC Holdings, Inc., 2.50%, 1/15/31	61	45,085
Powdr Corp., 6.00%, 8/1/25(1)	92	91,777

		$4,984,209

Consumer, Non-cyclical — 1.4%

Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$200	$180,710
4.25%, 11/1/29(1)	384	338,200
Avantor Funding, Inc., 4.625%, 7/15/28(1)	329	302,460
Avon Products, Inc., 8.45%, 3/15/43	33	31,978
Block Financial, LLC, 3.875%, 8/15/30	575	517,700
Centene Corp.:
2.50%, 3/1/31	372	296,439
3.375%, 2/15/30	199	169,332
4.25%, 12/15/27	257	240,698
4.625%, 12/15/29	36	33,676
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	221	196,268
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	255	198,418
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	285	263,394
CVS Pass-Through Trust, 6.036%, 12/10/28	305	313,140
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	678	459,513
Ford Foundation (The), 2.415%, 6/1/50	435	311,142
Natura & Co. Luxembourg Holdings S.a.r.l.,
6.00%, 4/19/29(1)(7)	414	365,268
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	288	237,542
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	305	272,603
Royalty Pharma PLC, 3.55%, 9/2/50	431	301,800
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	323	255,415

11	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Consumer, Non-cyclical (continued)

Smithfield Foods, Inc.: (continued)
3.00%, 10/15/30(1)	$77	$63,923
5.20%, 4/1/29(1)	45	44,256

		$5,393,875

Energy — 0.4%

NuStar Logistics, L.P.:
6.00%, 6/1/26	$439	$411,242
6.375%, 10/1/30	137	119,250
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	486	417,107
5.00%, 1/31/28(1)	743	674,362

		$1,621,961

Financial — 8.3%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.875%, 8/14/24	$150	$143,014
3.50%, 1/15/25	222	212,233
4.50%, 9/15/23	291	289,792
6.50%, 7/15/25	175	179,311
Affiliated Managers Group, Inc., 3.30%, 6/15/30	225	203,546
Agree, L.P., 2.00%, 6/15/28	122	104,328
Air Lease Corp.:
2.875%, 1/15/26	355	326,437
2.875%, 1/15/32	119	93,006
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	420	385,764
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	60	53,401
American Assets Trust, L.P., 3.375%, 2/1/31	84	71,969
American National Group, Inc., 6.144%, 6/13/32(1)	70	69,426
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	335	294,238
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	458	432,306
Banco de Chile, 2.99%, 12/9/31(1)	289	241,853
Banco Santander S.A., 1.722% to 9/14/26, 9/14/27(8)	400	347,473
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(8)	830	739,210
1.898% to 7/23/30, 7/23/31(8)	227	181,625
1.922% to 10/24/30, 10/24/31(8)	288	230,313
2.087% to 6/14/28, 6/14/29(8)	379	324,914
2.299% to 7/21/31, 7/21/32(8)	379	306,649
2.456% to 10/22/24, 10/22/25(8)	949	904,919
2.551% to 2/4/27, 2/4/28(8)	522	475,140
2.60%, (SOFR + 1.10%), 4/25/25(3)	100	99,453
2.83%, (SOFR + 1.33%), 4/2/26(3)	617	609,192
3.846% to 3/8/32, 3/8/37(8)	1,478	1,279,175

Security	Principal Amount (000’s omitted)	Value

Financial (continued)

BankUnited, Inc., 5.125%, 6/11/30	$147	$142,530
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	262	237,914
5.125% to 1/18/28, 1/18/33(1)(8)	500	424,235
Boston Properties, L.P., 2.45%, 10/1/33	750	577,024
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(8)	261	219,086
Broadstone Net Lease, LLC, 2.60%, 9/15/31	24	19,599
Brown & Brown, Inc.:
2.375%, 3/15/31	40	31,705
4.20%, 3/17/32	50	45,573
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(8)	256	226,777
3.30%, 10/30/24	209	204,141
3.75%, 7/28/26	122	116,809
4.20%, 10/29/25	190	187,773
4.927% to 5/10/27, 5/10/28(8)	352	348,901
CI Financial Corp.:
3.20%, 12/17/30	477	373,461
4.10%, 6/15/51	269	174,713
Citigroup, Inc.:
1.281% to 11/3/24, 11/3/25(8)	228	211,875
2.17%, (SOFR + 0.67%), 5/1/25(3)(7)	104	102,042
2.78%, (SOFR + 1.28%), 2/24/28(3)	536	514,551
3.106% to 4/8/25, 4/8/26(8)	285	273,942
3.785% to 3/17/32, 3/17/33(8)	510	459,956
3.887% to 1/10/27, 1/10/28(8)	205	197,258
4.00% to 12/10/25(8)(9)	310	268,925
Corporate Office Properties, L.P., 2.90%, 12/1/33	226	175,409
Discover Bank, 4.682% to 8/9/23, 8/9/28(8)	270	262,592
Enact Holdings, Inc., 6.50%, 8/15/25(1)	461	435,640
EPR Properties:
3.75%, 8/15/29	516	429,937
4.50%, 6/1/27	376	340,666
Extra Space Storage, L.P., 2.55%, 6/1/31	293	241,376
GA Global Funding Trust:
2.25%, 1/6/27(1)	677	606,118
2.90%, 1/6/32(1)	537	446,816
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(8)	531	470,307
2.08%, (SOFR + 0.58%), 3/8/24(3)	155	152,510
2.64% to 2/24/27, 2/24/28(8)	150	136,247
2.65% to 10/21/31, 10/21/32(8)	286	235,990
3.102% to 2/24/32, 2/24/33(8)	91	77,809
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	871	751,320

12	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Financial (continued)

HAT Holdings I, LLC/HAT Holdings II, LLC: (continued)
3.75%, 9/15/30(1)	$158	$126,308
6.00%, 4/15/25(1)(7)	283	271,489
HSBC Holdings PLC, 2.251% to 11/22/26, 11/22/27(8)	508	452,999
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	449	368,180
5.00%, 7/15/28(1)	161	142,895
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(8)	618	542,459
2.08%, (SOFR + 0.58%), 3/16/24(3)	69	68,194
2.10%, (SOFR + 0.60%), 12/10/25(3)	103	99,657
2.68%, (SOFR + 1.18%), 2/24/28(3)	378	363,641
2.739% to 10/15/29, 10/15/30(8)	185	161,571
2.82%, (SOFR + 1.32%), 4/26/26(3)	315	310,180
4.586% to 4/26/32, 4/26/33(8)	131	128,810
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	301	232,086
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	109	77,374
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(8)	289	230,979
Life Storage, L.P., 2.40%, 10/15/31	382	304,438
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(8)	630	500,228
3.624%, 6/3/30(1)	255	222,642
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(8)	301	287,116
Newmark Group, Inc., 6.125%, 11/15/23	134	133,731
OneMain Finance Corp.:
3.50%, 1/15/27	594	476,040
7.125%, 3/15/26	58	53,741
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	53	39,053
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	875	848,190
Radian Group, Inc.:
4.875%, 3/15/27	483	433,602
6.625%, 3/15/25	37	36,189
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	161	133,506
3.875%, 3/1/31(1)	485	364,790
Sabra Health Care, L.P., 3.20%, 12/1/31	465	369,547
SITE Centers Corp., 3.625%, 2/1/25	259	251,984
Societe Generale S.A., 6.221% to 6/15/32, 6/15/33(1)(8)	255	243,665
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(8)	200	188,697
1.456% to 1/14/26, 1/14/27(1)(8)	226	199,572
1.822% to 11/23/24, 11/23/25(1)(8)	236	218,735
Stifel Financial Corp., 4.00%, 5/15/30	266	247,414
Sun Communities Operating, L.P.:
2.30%, 11/1/28	141	120,738

Security	Principal Amount (000’s omitted)	Value

Financial (continued)

Sun Communities Operating, L.P.: (continued)
2.70%, 7/15/31	$112	$90,384
4.20%, 4/15/32	328	298,627
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(8)	250	242,606
Synovus Financial Corp.:
3.125%, 11/1/22	156	155,803
5.90% to 2/7/24, 2/7/29(8)	35	33,840
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	240	221,194
Toronto-Dominion Bank (The), 2.09%, (SOFR + 0.59%), 9/10/26(3)	467	454,288
Truist Financial Corp., 5.10% to 3/1/30(7)(8)(9)	409	372,190
UBS AG, 1.25%, 6/1/26(1)	331	294,484
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(8)	359	285,403
4.375% to 2/10/31(1)(8)(9)	219	160,768
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(8)	200	161,800
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(8)	249	238,427
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(8)	223	179,819

		$31,160,287

Government - Multinational — 1.9%

Asian Development Bank, 3.125%, 9/26/28	$540	$536,795
European Bank for Reconstruction & Development, 1.50%, 2/13/25	475	456,182
European Investment Bank:
1.625%, 5/13/31(7)	925	820,634
2.375%, 5/24/27(7)	1,026	991,486
2.875%, 6/13/25(1)	1,892	1,881,531
Inter-American Development Bank, 0.875%, 4/3/25	377	354,588
International Bank for Reconstruction & Development:
1.63%, (SOFR + 0.13%), 1/13/23(3)	621	621,071
3.125%, 11/20/25	1,200	1,200,508
International Finance Corp., 1.59%, (SOFR + 0.09%), 4/3/24(3)	246	246,021

		$7,108,816

Government - Regional — 0.2%

Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$720	$682,393

		$682,393

Industrial — 0.6%

Imola Merger Corp., 4.75%, 5/15/29(1)	$264	$221,757
Jabil, Inc.:
3.00%, 1/15/31	881	740,790
3.60%, 1/15/30	493	439,546

13	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial (continued)

Owens Corning, 3.95%, 8/15/29	$631	$585,928
Valmont Industries, Inc.:
5.00%, 10/1/44	55	50,334
5.25%, 10/1/54	340	325,072

		$2,363,427

Other Revenue — 0.2%

BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$675	$613,737

		$613,737

Technology — 0.4%

DXC Technology Co., 2.375%, 9/15/28	$228	$196,419
HP, Inc., 4.00%, 4/15/29	263	246,636
Kyndryl Holdings, Inc.:
2.05%, 10/15/26(1)	380	320,159
2.70%, 10/15/28(1)(7)	151	120,407
Seagate HDD Cayman:
3.375%, 7/15/31	435	338,898
4.091%, 6/1/29	320	275,801
5.75%, 12/1/34(7)	180	158,724

		$1,657,044

Utilities — 0.9%

AES Corp. (The), 2.45%, 1/15/31	$675	$543,559
American Water Capital Corp.:
2.30%, 6/1/31	41	34,771
2.95%, 9/1/27	193	181,267
Avangrid, Inc., 3.15%, 12/1/24	141	137,833
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	176	139,757
Enel Finance International N.V., 1.375%, 7/12/26(1)	567	498,224
MidAmerican Energy Co.:
3.15%, 4/15/50	215	168,997
4.25%, 7/15/49	300	279,033
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	371	322,955
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)	34	32,594
4.50%, 9/15/27(1)	60	55,676
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	233	193,004
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	664	578,918

		$3,166,588

Total Corporate Bonds (identified cost $71,277,725)		$62,819,790

Preferred Stocks — 0.3%

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.1%

NuStar Energy, L.P., Series B, 7.673%, (3 mo. USD LIBOR + 5.643%)(3)(7)	9,964	$205,159

		$205,159

Real Estate Management & Development — 0.1%

Brookfield Property Partners, L.P.:
Series A, 5.75%	13,670	$233,483
Series A2, 6.375%	12,000	236,520

		$470,003

Wireless Telecommunication Services — 0.1%

United States Cellular Corp.:
5.50%	21,600	$401,112
6.25%	2,200	45,100

		$446,212

Total Preferred Stocks (identified cost $1,468,576)		$1,121,374

Senior Floating-Rate Loans — 0.7%(10)

Borrower/Description	Principal Amount (000’s omitted)	Value

Automobiles — 0.0%(11)

Bombardier Recreational Products, Inc., Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$68	$62,528

		$62,528

Diversified Telecommunication Services — 0.2%

CenturyLink, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$320	$294,420
Level 3 Financing, Inc., Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 3/1/27	74	68,955
Ziggo Financing Partnership, Term Loan, 3.824%, (1 mo. USD LIBOR + 2.50%), 4/30/28	325	303,672

		$667,047

Health Care Technology — 0.1%

Change Healthcare Holdings, LLC, Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 3/1/24	$175	$170,691

		$170,691

IT Services — 0.1%

Asurion, LLC:
Term Loan, 4.791%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$97	$93,484

14	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

IT Services (continued)

Asurion, LLC: (continued)
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$59	$53,744
Informatica, LLC, Term Loan, 4.438%, (1 mo. USD LIBOR + 2.75%), 10/27/28	299	284,849

		$432,077

Real Estate Management & Development — 0.1%

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$290	$273,024

		$273,024

Software — 0.1%

Hyland Software, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$204	$197,786
Seattle Spinco, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 6/21/24	69	66,172
Ultimate Software Group, Inc. (The), Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 5/4/26	246	232,162

		$496,120

Specialty Retail — 0.1%

Petsmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$399	$376,177

		$376,177

Total Senior Floating-Rate Loans (identified cost $2,622,066)		$2,477,664

Sovereign Government Bonds — 0.7%

Security	Principal Amount (000’s omitted)	Value

Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$235	$194,571
1.00%, 10/1/26	1,526	1,398,707
2.00%, 9/29/22	1,048	1,047,807

Total Sovereign Government Bonds (identified cost $2,793,626)		$2,641,085

Taxable Municipal Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.4%

Los Angeles Unified School District, CA, 5.75%, 7/1/34(12)	$450	$500,715
Massachusetts, Green Bonds, 3.277%, 6/1/46	435	365,487
New York City, NY, 5.206%, 10/1/31(12)	470	502,585
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285	268,083

		$1,636,870

Special Tax Revenue — 0.6%

California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$405	$385,536
2.484%, 6/1/27	290	273,139
2.534%, 6/1/28	360	333,086
2.584%, 6/1/29	200	182,396
2.984%, 6/1/33	220	193,640
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(12)	300	320,043
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(12)	600	656,796

		$2,344,636

Water and Sewer — 0.6%

District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$130,996
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	170	147,495
Green Bonds, 2.184%, 9/1/31	140	120,009
Green Bonds, 2.264%, 9/1/32	125	105,868
Green Bonds, 2.344%, 9/1/33	135	112,529
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	121,401
Green Bonds, 1.701%, 5/1/31	130	107,058
Green Bonds, 1.951%, 5/1/34	75	58,768
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	1,440	1,275,091

		$2,179,215

Total Taxable Municipal Obligations (identified cost $6,765,265)		$6,160,721

15	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 0.5%

Security	Principal Amount (000’s omitted)	Value

U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$137	$137,140
2.618%, 8/1/23	69	68,664
2.668%, 8/1/24	240	236,998
2.738%, 8/1/25	240	236,616
3.435%, 8/1/34	220	221,656
3.485%, 8/1/35	125	127,780
3.585%, 8/1/37	225	237,938
U.S. International Development Finance Corp.:
3.22%, 9/15/29	337	335,287
3.52%, 9/20/32	323	323,733

Total U.S. Government Agencies and Instrumentalities (identified cost $1,966,709)		$1,925,812

U.S. Government Agency Mortgage-Backed Securities — 3.3%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp., Pool #ZT0383, 3.50%, 3/1/48	$100	$97,277
Federal National Mortgage Association:
3.50%, 30-Year, TBA(13)	3,354	3,224,948
4.00%, 30-Year, TBA(13)	5,749	5,668,152
4.50%, 30-Year, TBA(13)	1,450	1,455,551
Pool #AN1909, 2.68%, 7/1/26	344	334,682
Pool #BM3990, 4.00%, 3/1/48	264	264,245
Pool #FM1867, 3.00%, 11/1/49	277	260,904
Pool #FM6803, 2.00%, 4/1/51	238	207,934
Pool #MA3149, 4.00%, 10/1/47	320	319,893
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	320	291,466
Pool #CB8629, 2.50%, 4/20/51	474	432,176

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $12,856,360)		$12,557,228

U.S. Treasury Obligations — 7.0%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bonds:
1.125%, 8/15/40	$99	$68,438
1.375%, 8/15/50	497	327,370
1.875%, 2/15/41	481	377,444
1.875%, 2/15/51	227	170,383

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bonds: (continued)
1.875%, 11/15/51	$368	$276,230
2.00%, 11/15/41	795	631,714
2.00%, 8/15/51	338	261,382
2.25%, 5/15/41	3,172	2,648,291
2.25%, 2/15/52	523	430,576
U.S. Treasury Notes:
0.125%, 12/31/22	1,098	1,084,902
0.125%, 12/15/23	131	125,724
0.125%, 1/15/24	131	125,422
0.125%, 2/15/24	132	126,130
0.25%, 3/15/24	1,022	975,970
0.25%, 6/30/25	89	81,955
0.375%, 10/31/23	109	105,347
0.375%, 4/15/24	345	329,394
0.375%, 9/30/27	166	144,417
0.75%, 11/15/24	105	99,578
0.875%, 11/15/30	54	45,607
1.00%, 7/31/28	155	137,108
1.125%, 1/15/25	301	287,102
1.125%, 2/29/28	1,356	1,219,553
1.25%, 12/31/26	1,384	1,279,362
1.25%, 3/31/28	581	524,988
1.25%, 4/30/28	1,022	922,036
1.25%, 6/30/28	303	272,617
1.375%, 10/31/28	33	29,758
1.375%, 11/15/31	612	530,910
1.50%, 1/31/27	152	141,939
1.625%, 5/15/31	107	95,631
1.743%, (3 mo. Treasury Bill Rate - 0.015%), 1/31/24(3)	264	264,308
1.875%, 2/28/27	3,887	3,689,613
1.875%, 2/15/32	610	552,717
2.125%, 3/31/24	2,650	2,611,596
2.625%, 4/15/25	310	306,670
2.75%, 4/30/27	824	812,960
2.875%, 4/30/29	4,465	4,413,373

Total U.S. Treasury Obligations (identified cost $28,536,630)		$26,528,515

16	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Schedule of Investments (Unaudited) — continued

Short-Term Investments — 1.9%

Affiliated Fund — 1.7%

Security	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(14)	6,228,467	$6,228,467

Total Affiliated Fund (identified cost $6,228,467)		$6,228,467

Securities Lending Collateral — 0.2%

Security	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(15)	822,318	$822,318

Total Securities Lending Collateral (identified cost $822,318)		$822,318

Total Short-Term Investments (identified cost $7,050,785)		$7,050,785

Total Investments — 102.2% (identified cost $349,095,470)		$384,661,234

Other Assets, Less Liabilities — (2.2)%		$(8,125,419)

Net Assets — 100.0%		$376,535,815

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $61,952,342 or 16.5% of the Fund’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2022.

(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2022.

(4)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 9).
(5)	Non-income producing security.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of these securities is $195,679 or less than 0.05% of the Fund’s net assets.

(7)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $3,144,324.

(8)	Security converts to variable rate after the indicated fixed-rate coupon period.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(11)	Amount is less than 0.05%.

(12)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(13)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.

(15)	Represents investment of cash collateral received in connection with securities lending.

17	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Schedule of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Interest Rate Futures
U.S. 2-Year Treasury Note	35	Long	9/30/22	$7,350,547	$ (40,429)
U.S. 5-Year Treasury Note	38	Long	9/30/22	4,265,500	(35,096)
U.S. Long Treasury Bond	47	Long	9/21/22	6,515,375	(57,723)
U.S. Ultra-Long Treasury Bond	30	Long	9/21/22	4,630,313	(86,497)
U.S. Long Treasury Bond	(1)	Short	9/21/22	(138,625)	2,319
U.S. Ultra 10-Year Treasury Note	(106)	Short	9/21/22	(13,501,750)	202,951
U.S. Ultra-Long Treasury Bond	(6)	Short	9/21/22	(926,063)	20,509

					$ 6,034

Abbreviations:

LIBOR	–	London Interbank Offered Rate

SOFR	–	Secured Overnight Financing Rate

TBA	–	To Be Announced

Currency Abbreviations:

USD	–	United States Dollar

18	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2022

Investments in securities of unaffiliated issuers, at value (identified cost $341,179,317) - including $3,144,324 of securities on loan	$376,783,389
Investments in securities of affiliated issuers, at value (identified cost $7,916,153)	7,877,845
Receivable for variation margin on open futures contracts	39,983
Cash	153,599
Deposits at broker for futures contracts	438,000
Receivable for investments sold	1,944,553
Receivable for capital shares sold	312,081
Dividends and interest receivable	1,172,824
Dividends and interest receivable - affiliated	6,429
Securities lending income receivable	722
Tax reclaims receivable	46,374
Directors’ deferred compensation plan	156,983

Total assets	$388,932,782

Liabilities

Payable for investments purchased	$546,543
Payable for when-issued/delayed delivery/forward commitment securities	10,445,732
Payable for capital shares redeemed	155,057
Deposits for securities loaned	822,318
Payable to affiliates:
Investment advisory fee	128,210
Administrative fee	37,675
Distribution and service fees	2,530
Sub-transfer agency fee	294
Directors’ deferred compensation plan	156,983
Accrued expenses	101,625

Total liabilities	$12,396,967

Net Assets	$376,535,815

Sources of Net Assets

Paid-in capital	$295,525,777
Distributable earnings	81,010,038

Net Assets	$376,535,815

Class I Shares

Net Assets	$364,356,597

Shares Outstanding	155,253,323

Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$2.35

Class F Shares

Net Assets	$12,179,218

Shares Outstanding	5,210,406

Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$2.34

19	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2022

Dividend income (net of foreign taxes withheld of $2,714)	$ 1,801,979
Dividend income - affiliated issuers	8,469
Interest and other income (net of foreign taxes withheld of $622)	2,293,481
Interest income - affiliated issuers	16,700
Securities lending income, net	5,777

Total investment income	$ 4,126,406

Expenses

Investment advisory fee	$ 845,090
Administrative fee	247,343
Distribution and service fees:
Class F	16,387
Directors’ fees and expenses	9,819
Custodian fees	10,333
Transfer agency fees and expenses	82,602
Accounting fees	69,698
Professional fees	22,621
Reports to shareholders	7,909
Miscellaneous	10,733

Total expenses	$ 1,322,535
Waiver and/or reimbursement of expenses by affiliate	$ (914)

Net expenses	$ 1,321,621

Net investment income	$ 2,804,785

Realized and Unrealized Gain (Loss)

Net realized gain (loss):
Investment securities	$ 1,298,494
Investment securities - affiliated issuers	971
Futures contracts	(365,560)

Net realized gain	$ 933,905
Change in unrealized appreciation (depreciation):
Investment securities	$(74,020,083)
Investment securities - affiliated issuers	(19,248)
Futures contracts	181,444
Foreign currency	(1,833)

Net change in unrealized appreciation (depreciation)	$(73,859,720)

Net realized and unrealized loss	$(72,925,815)

Net decrease in net assets from operations	$(70,121,030)

20	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021

From operations:
Net investment income	$2,804,785	$4,584,745
Net realized gain	933,905	37,979,705
Net change in unrealized appreciation (depreciation)	(73,859,720)	18,037,454

Net increase (decrease) in net assets from operations	$(70,121,030)	$60,601,904
Distributions to shareholders:
Class I	$—	$(18,133,416)
Class F	—	(482,625)

Total distributions to shareholders	$—	$(18,616,041)
Capital share transactions:
Class I	$(13,700,391)	$(3,410,574)
Class F	1,437,218	4,225,654

Net increase (decrease) in net assets from capital share transactions	$(12,263,173)	$815,080

Net increase (decrease) in net assets	$(82,384,203)	$42,800,943

Net Assets

At beginning of period	$458,920,018	$416,119,075

At end of period	$376,535,815	$458,920,018

21	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Financial Highlights

	Class I

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019		2018	2017

Net asset value — Beginning of period	$2.78		$2.52		$2.29		$1.94		$2.23	$2.05

Income (Loss) From Operations

Net investment income(1)	$0.02		$0.03		$0.03		$0.04		$0.04	$0.04
Net realized and unrealized gain (loss)	(0.45)		0.34		0.31		0.43		(0.08)	0.20

Total income (loss) from operations	$(0.43)		$0.37		$0.34		$0.47		$(0.04)	$0.24

Less Distributions

From net investment income	$—		$(0.03)		$(0.04)		$(0.04)		$(0.04)	$(0.04)
From net realized gain	—		(0.08)		(0.07)		(0.08)		(0.21)	(0.02)

Total distributions	$—		$(0.11)		$(0.11)		$(0.12)		$(0.25)	$(0.06)

Net asset value — End of period	$2.35		$2.78		$2.52		$2.29		$1.94	$2.23

Total Return(2)	(15.47	)%(3)	15.12%		15.26%		24.40%		(2.67)%	12.16%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$364,357		$445,917		$408,223		$362,392		$296,345	$329,060
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.63	%(5)	0.63%		0.63%		0.62%		0.72%	0.69%
Net expenses	0.63	%(5)(6)	0.63%		0.63%		0.62%		0.70%	0.68%
Net investment income	1.37	%(5)	1.04%		1.39%		1.68%		1.66%	1.73%
Portfolio Turnover	43	%(3)(7)	93	%(7)	104	%(7)	70	%(7)	77%	132%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3)	Not annualized.

(4)

Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.

(6)	The investment adviser reduced a portion of its advisory fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.

22	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Financial Highlights — continued

	Class F

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019		2018	2017

Net asset value — Beginning of period	$2.77		$2.52		$2.30		$1.95		$2.24	$2.08

Income (Loss) From Operations

Net investment income(1)	$0.01		$0.02		$0.03		$0.03		$0.03	$0.03
Net realized and unrealized gain (loss)	(0.44)		0.34		0.30		0.44		(0.07)	0.19

Total income (loss) from operations	$(0.43)		$0.36		$0.33		$0.47		$(0.04)	$0.22

Less Distributions

From net investment income	$—		$(0.03)		$(0.04)		$(0.04)		$(0.04)	$(0.04)
From net realized gain	—		(0.08)		(0.07)		(0.08)		(0.21)	(0.02)

Total distributions	$—		$(0.11)		$(0.11)		$(0.12)		$(0.25)	$(0.06)

Net asset value — End of period	$2.34		$2.77		$2.52		$2.30		$1.95	$2.24

Total Return(2)	(15.52	)%(3)	14.72%		14.76%		24.28%		(2.65)%	11.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,179		$13,003		$7,896		$5,023		$1,920	$1,540
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.88	%(5)	0.88%		0.88%		0.86%		0.96%	1.40%
Net expenses	0.88	%(5)(6)	0.88%		0.88%		0.86%		0.96%	1.08%
Net investment income	1.13	%(5)	0.79%		1.13%		1.44%		1.40%	1.30%
Portfolio Turnover	43	%(3)(7)	93	%(7)	104	%(7)	70	%(7)	77%	132%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3)	Not annualized.

(4)

Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.

(6)	The investment adviser reduced a portion of its advisory fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.

23	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Calvert VP SRI Balanced Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.

Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.

The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

A Investment Valuation — Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.

Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.

Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.

Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Notes to Financial Statements (Unaudited) — continued

trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.

The following table summarizes the market value of the Fund’s holdings as of June 30, 2022, based on the inputs used to value them:

Asset Description	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$26,603,988	$—	$26,603,988

Collateralized Mortgage Obligations	—	5,685,431	—	5,685,431

Commercial Mortgage-Backed Securities	—	17,334,533	—	17,334,533

Common Stocks	211,507,448 (1)	—	—	211,507,448

Convertible Bonds	—	246,860	—	246,860

Corporate Bonds	—	62,819,790	—	62,819,790

Preferred Stocks	1,121,374	—	—	1,121,374

Senior Floating-Rate Loans	—	2,477,664	—	2,477,664

Sovereign Government Bonds	—	2,641,085	—	2,641,085

Taxable Municipal Obligations	—	6,160,721	—	6,160,721

U.S. Government Agencies and Instrumentalities	—	1,925,812	—	1,925,812

U.S. Government Agency Mortgage-Backed Securities	—	12,557,228	—	12,557,228

U.S. Treasury Obligations	—	26,528,515	—	26,528,515

Short-Term Investments:

Affiliated Fund	6,228,467	—	—	6,228,467

Securities Lending Collateral	822,318	—	—	822,318

Total Investments	$219,679,607	$164,981,627	$—	$384,661,234

Futures Contracts	$225,779	$—	$—	$225,779

Total	$219,905,386	$164,981,627	$—	$384,887,013

Liability Description

Futures Contracts	$(219,745)	$—	$—	$(219,745)

Total	$(219,745)	$—	$—	$(219,745)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

B Investment Transactions and Income — Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.

C Share Class Accounting — Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Notes to Financial Statements (Unaudited) — continued

D Foreign Currency Transactions — The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E Senior Floating-Rate Loans — The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.

F Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.

G Futures Contracts — The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

H Options Contracts — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

I Distributions to Shareholders — Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

J Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

K Indemnifications — The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

L Federal Income Taxes — No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Notes to Financial Statements (Unaudited) — continued

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

M When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.

N Interim Financial Statements — The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Related Party Transactions

The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to and including $500 million	0.410%
Over $500 million up to and including $1 billion	0.360%
Over $1 billion	0.325%

For the six months ended June 30, 2022, the investment advisory fee amounted to $845,090 or 0.41% (annualized) of the Fund’s average daily net assets.

Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment advisory fee paid was reduced by $914 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by CRM. CRM did not receive a fee for advisory services provided to Cash Reserves Fund.

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2022, CRM was paid administrative fees of $247,343.

The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2022 amounted to $16,387 for Class F shares.

Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $345 and are included in transfer agency fees and expenses on the Statement of Operations.

Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Notes to Financial Statements (Unaudited) — continued

funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.

3 Shareholder Servicing Plan

The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2022, expenses incurred under the Servicing Plan amounted to $81,654, and are included in transfer agency fees and expenses on the Statement of Operations.

4 Investment Activity

During the six months ended June 30, 2022, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $97,218,741 and $127,443,988, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $85,267,456 and $78,373,484, respectively.

5 Distributions to Shareholders and Income Tax Information

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$349,626,692

Gross unrealized appreciation	$57,123,536
Gross unrealized depreciation	(22,082,960)

Net unrealized appreciation	$35,040,576

6 Financial Instruments

A summary of futures contracts outstanding at June 30, 2022 is included in the Schedule of Investments. During the six months ended June 30, 2022, the Fund used futures contracts and options thereon to hedge against fluctuations in interest rates and to manage overall duration.

At June 30, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities

Futures contracts	Distributable earnings	$225,779	(1)	$(219,745	)(1)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2022 was as follows:

Statement of Operations Caption

Net realized gain (loss):
Investment securities(1)	$1,076
Futures contracts	(365,560)

Total	$(364,484)

Change in unrealized appreciation (depreciation):
Investment securities(1)	$1,210
Futures contracts	181,444

Total	$182,654

(1)	Relates to purchased options.

The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2022 was approximately $36,278,000 and $21,493,000, respectively. The average number of purchased options contracts outstanding during the six months ended June 30, 2022 was 7 contracts.

7 Securities Lending

To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.

At June 30, 2022, the total value of securities on loan, including accrued interest, was $3,156,105 and the total value of collateral received was $3,229,117, comprised of cash of $822,318 and U.S. government and/or agencies securities of $2,406,799.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Transactions

	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Corporate Bonds	$822,318	$ —	$ —	$ —	$822,318

The carrying amount of the liability for deposits for securities loaned at June 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2022.

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Notes to Financial Statements (Unaudited) — continued

8 Line	of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.

The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2022.

9  Affiliated Issuers and Funds

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2022, the value of the Fund’s investment in affiliated issuers and funds was $7,877,845, which represents 2.1% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended June 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period

Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 2.024%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$685,150	$ —	$ —	$—	$ (6,516)	$ 678,577	$ 4,017	$ 685,000
Series 2017-CLS, Class E, 3.274%, (1 mo. USD LIBOR + 1.95%), 11/15/34	78,896	—	—	—	(1,927)	76,969	967	79,000
Series 2017-CLS, Class F, 3.924%, (1 mo. USD LIBOR + 2.60%), 11/15/34	168,469	—	—	—	(4,212)	164,105	2,468	169,000
Series 2019-BPR, Class A, 2.974%, (1 mo. USD LIBOR + 1.65%), 5/15/36	533,095	—	(66,412)	—	(10,171)	456,512	4,993	472,588
Series 2019-BPR, Class B, 3.674%, (1 mo. USD LIBOR + 2.35%), 5/15/36	178,500	—	—	—	373	178,934	2,482	187,000
Series 2019-BPR, Class C, 4.624%, (1 mo. USD LIBOR + 3.30%), 5/15/36	91,069	—	—	—	3,212	94,281	1,773	100,000
Short-Term Investments
Cash Reserves Fund	232,492	44,420,856	(44,654,312)	971	(7)	—	1,243	—
Liquidity Fund	—	23,025,530	(16,797,063)	—	—	6,228,467	7,226	6,228,467

Total				$971	$ (19,248)	$7,877,845	$25,169

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Notes to Financial Statements (Unaudited) — continued

10  Capital Shares

The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 500,000,000 common shares, $0.01 par value, for each Class.

Transactions in capital shares for the six months ended June 30, 2022 and the year ended December 31, 2021 were as follows:

	Six Months Ended
	June 30, 2022		Year Ended
	(Unaudited)		December 31, 2021

	Shares	Amount	Shares	Amount

Class I
Shares sold	3,933,175	$10,034,253	9,350,542	$25,017,694
Reinvestment of distributions	—	—	6,842,798	18,133,416
Shares redeemed	(9,331,538)	(23,734,644)	(17,282,540)	(46,561,684)

Net decrease	(5,398,363)	$(13,700,391)	(1,089,200)	$(3,410,574)

Class F
Shares sold	1,621,822	$4,176,819	1,857,812	$5,015,150
Reinvestment of distributions	—	—	182,813	482,625
Shares redeemed	(1,108,344)	(2,739,601)	(471,455)	(1,272,121)

Net increase	513,478	$1,437,218	1,569,170	$4,225,654

At June 30, 2022, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 71.0%.

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

31

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Board of Directors’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.

At a video conference meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 14, 2022, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period. The meeting was held by video conference due to circumstances related to current or potential effects of COVID-19 pursuant to temporary exemptive relief issued by the Securities and Exchange Commission.

In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).

The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

• A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

• A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

• Data regarding investment performance in comparison to benchmark indices;

• For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

• Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

• Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

• Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

• Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

• Reports detailing the financial results and condition of CRM;

• Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

• Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

• A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Board of Directors’ Contract Approval — continued

Other Relevant Information

• Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

• The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP SRI Balanced Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2021. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2021. It also indicated that the Fund had outperformed its blended benchmark for the one- and three-year periods ended December 31, 2021, while it had underperformed its blended benchmark for the five-year period ended December 31, 2021. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its blended benchmark.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (referred to collectively as “management fees”) and the Fund’s total expenses were each below the respective median of the Fund’s expense group. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

33

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Board of Directors’ Contract Approval — continued

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale

The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

34

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 14, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

35

Calvert

VP SRI Balanced Portfolio

June 30, 2022

Officers and Directors

Officers

Hope L. Brown

Chief Compliance Officer

Deidre E. Walsh

Secretary, Vice President and

Chief Legal Officer

James F. Kirchner

Treasurer

Directors

Alice Gresham Bullock

Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

Calvert Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎    Social Security number and income

∎    investment experience and risk tolerance

∎    checking account number and wire transfer instructions

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes

For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share

For our investment management affiliates to market to you	Yes	Yes

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

37

Calvert Funds

Privacy Notice — continued	April 2021

Page 2

Who we are

Who is providing this notice?

Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)

What we do

How does Eaton Vance protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎    open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎    give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎    sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎    affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Investment Management Affiliates

Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎    Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

38

Calvert Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.

Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

39

This Page Intentionally Left Blank

Investment Adviser and Administrator	Transfer Agent
Calvert Research and Management	DST Asset Manager Solutions, Inc.
1825 Connecticut Avenue NW, Suite 400	2000 Crown Colony Drive
Washington, DC 20009	Quincy, MA 02169

Principal Underwriter*	Fund Offices
Eaton Vance Distributors, Inc.	1825 Connecticut Avenue NW, Suite 400
Two International Place	Washington, DC 20009
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111

*

FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.	24218	6.30.22

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

c/o Transamerica Retirement Solutions

440 Mamaroneck Avenue

Harrison, NY 10528

2259169 6/22

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule

30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13:	Exhibits.

(a)(1)	Not applicable

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Asset Allocation Variable Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)

Date:	September 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)

Date:	September 2, 2022

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date:	September 2, 2022

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)	Section 302 N-CSR Certification of Principal Executive Officer and Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer